Contract balances	12 Months Ended
Mar. 31, 2023
Disclosure Of Contract balances and Other liabilities Explanatory [Abstract]
Contract balances
9.	Contract balances

The following table provides information about receivables, contract assets and contract liabilities from the contracts with the customers

Particulars	March 2023		March 2022
Trade Receivables		11,345,542		10,784,668
Contract Assets – Unbilled Revenue		52,581		51,283
Contract liabilities – Deferred Income
Current contract liabilities	1,972,483		1,792,342
Non-current contract liabilities	2,323,958		1,797,611
Total Contract liabilities – Deferred Income		4,296,441		3,589,953

The following table provides the movement in contract assets (unbilled revenue) for the year ended March 31, 2023 and March 31, 2022:

Particulars	March 31, 2023	March 31, 2022
Balance as of April 1, 2022	51,283	7,516
Add: Revenue recognized during the year	51,111	49955
Less: Invoiced during the year	(51,312)	(7,516)
Add: Translation gain or (loss)	1,499	1328
Balance as of March 31, 20 23	52,581	51,283

The /following table provides the movement in contract liabilities (Deferred Income) for the year ended March 31, 2023 and March 31, 2022:

Particulars	March 31, 2023	March 31, 2022
Balance as of April 1, 2022	3,590,019	2,307,213
Less: Revenue recognized during the period	(1,702,548)	(1,490,312)
Add: Invoiced during the period but revenue not recognized	2,420,931	2,773,921
Add: Translation gain or (loss)	(11,961)	(869)
Balance as of March 31, 2023	4,296,441	3,589,953

Contract Cost and Amortisation

Costs to fulfil customer contracts are deferred and amortized over the contract period. For the year ended March 31, 2023 the Company has capitalised
₹
119,312 (March 31, 2022:
₹
307,221) and amortised
₹
304,439 (March 31, 2022:
₹
91,111). There was no impairment loss in relation to the capitalised cost.

Incremental costs of obtaining a contract are recognized as assets and amortized over the contract period. The Company recognizes incremental cost of obtaining a contract as an expense when incurred if the amortisation period of the asset that the entity otherwise would have recognized is one year or less.